LOANS AND PROMISSORY NOTES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
LOANS AND PROMISSORY NOTES

NOTE 11 – LOANS AND PROMISSORY NOTES

SHORT TERM NOTES PAYABLE:

As of March 31, 2012 and June 30, 2011, the Company had short-term notes payable amounting to $2,403,956, and $2,432,456 with accrued interest of $2,735,500 and $2,165,264 respectively. These notes bear interest rates ranging from 6% to 36% per annum. $1,739,982 of these short-term notes is past due and $258,976 is due on demand.

Some of the notes payable are secured by assets of the Company as summarized below:

Note Balance	Secured by
$115,000	400,000 Catalyst Resource Group, Inc. shares
500,000 Catthai Corporation shares
$550,000	35,000 Cavico Corp. shares
500,000 Catthai Corporation shares
$150,000	1,500,000 PHI Gold Corp. shares
$100,000	1,500,000 PHI Gold Corp. shares

CONVERTIBLE PROMISSORY NOTE. The last Convertible Promissory Note issued to Asher Enterprises, Inc. (“Asher”) on June 17, 2011 was $42,500, with interest of 8% per annum, due and payable March 21, 2012. This note is convertible at the election of Asher from time to time after the issuance date, at 39% discount to the average of the lowest closing bid prices for the Company’s common stock during the ten trading day period ending on the latest complete trading prior to the conversion date. In the event of default, the amount of principal and interest not paid when due bear interest at the rate of 22% per annum and the note becomes immediately due and payable. Should that occur, the Company is liable to pay Asher 150% of the then outstanding principal and interest. The note agreements contain covenants requiring Asher’s written consent for certain activities not in existence or not committed to by the Company on the issue date of the note. Outstanding note principal and interest amounts accrued thereon can be converted in whole, or in part, at any time by Asher after the issuance date into an equivalent of the Company’s common stock determined by the discount rate mentioned in the note.

Additionally, the note contains a reset provision to the exercise price and conversion price if the Company issues equity or other derivatives at a price less than the exercise price set forth in such warrants and note. This ratchet provision results in a derivative liability in our financial statements.

On 7/25/2011, $10,000 principal of the convertible note issued on January 11, 2011 was converted into an equivalent of 1,550 shares of post-split common stock of the Company (2,325,581pre-split shares).

On 8/8/2011, $12,000 principal of the convertible note issued on January 11, 2011 was converted into an equivalent of 1,633 shares of post-split common stock of the Company (2,448,980 pre-split shares).

On 8/30/2011, $15,000 principal of the convertible note issued on January 11, 2011 was converted into an equivalent of 2,941 shares of post-split common stock of the Company (4,411,765 pre-split shares).

On 10/21/2011, $8,000 principal of the convertible note issued on January 11, 2011 was converted into an equivalent of 2,667 shares of post-split common stock of the Company (4,000,000 pre-split shares).

On 11/22/2011, $10,000 principal of the convertible note issued on January 11, 2011 was converted into an equivalent of 5,083 shares of post-split common stock of the Company (7,625,000 pre-split shares).

On 01/03/2012, $10,000 principal of the convertible note issued on June 17, 2011 was converted into an equivalent of 4,444 shares of post-split common stock of the Company (6,666,667 pre-split shares).

On 01/11/2012, $11,000 principal of the convertible note issued on June 17, 2011 was converted into an equivalent of 5,641 shares of post-split common stock of the Company (8,461,538 pre-split shares).

On 03/01/2012, $12,000 principal of the convertible note issued on June 17, 2011 was converted into an equivalent of 5,741 shares of post-split common stock of the Company (8,571,429 pre-split shares).

As of March 31, 2012, the principal balance of the last convertible promissory note issued to Asher dated June 17, 2011 was $9,500. The value of the derivative liability recorded at March 31, 2012 was $14,805.

DUE TO PREFERRED STOCKHOLDERS:

The Company classified $215,000 of preferred stock subscribed as a current liability payable to holders of preferred stock due to non-compliance of preferred shares subscription agreement. This amount was past due as of June 30, 2011.

The interest payable to holders of preferred stock of $303,605 and $277,805 has been included in accrued interest included in account payable and accrued expenses on the balance sheets as of March 31, 2012 and March 31, 2011, respectively.

UNEARNED REVENUE

The total amount of Unearned Revenue of $563,219 consists of consulting fees for services to be performed by the Company that have not been completed as of March 31, 2012. Among this total amount: (1) $293,219.21 is attributed to the Consulting Agreement dated May 21, 2010 with Thinh Hung Investment Co. and (2) $270,000 is attributed to two Consulting Agreements dated July 26, 2011 and October 27, 2011 with Agent155 Media Corp., respectively. The Company has realized $26,656.29 as earned revenue for assisting Thinh Hung Investment Co.’s subsidiary in a business combination with a U.S. company but has not realized the balance of $293,219.21 because the Company has not completed the registration for the combined company to become a publicly traded entity. With respect to the Consulting Agreements with Agent155 Media Corp., since the term of each of these agreements is one year, the Company realizes the earned portion of revenues according to the actual length of time that has elapsed for each contract.

OTHER CURRENT LIABILITIES

Other current liabilities of $30,000 as of March 31, 2012 represent a refundable deposit in connection with a consulting agreement between the Company and its client. These amounts are shown as other current liabilities on the consolidated financial statements.